INVESTMENTS, DEBT AND DERIVATIVES - Bank loans and bonds (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Utilized	$ 3,707	$ 6,670
Notes at 5.95%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	5.95%
Utilized	$ 0	529
RCF at 1.50%
Disclosure of detailed information about borrowings [line items]
Utilized	$ 692	692
RCF at 1.50% | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.50%
Notes at 7.25%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.25%
Utilized	$ 0	700
RCF at 1.70%
Disclosure of detailed information about borrowings [line items]
Utilized	$ 363	363
RCF at 1.70% | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.50%
Notes at 4.95%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.95%
Utilized	$ 0	533
Notes at 4.00%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.00%
Utilized	$ 556	1,000
Notes at 6.30%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.30%
Utilized	$ 102	284
Notes at 6.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.50%
Utilized	$ 37	143
Notes at 8.13%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	8.13%
Utilized	$ 15	284
Notes at 3.38%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.38%
Utilized	$ 1,093	1,250
Loan at 0.55% | 2026
Disclosure of detailed information about borrowings [line items]
Utilized	128	212
Loan at 0.55% | 2028
Disclosure of detailed information about borrowings [line items]
Utilized	$ 53	66
Loan at 0.55% | 6m KIBOR | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.55%
Loan at 0.55% | 6m KIBOR | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.55%
Loan at 0.60% | 6m KIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.60%
Utilized	$ 142	132
Loan at 0.60% | 3m KIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.60%
Utilized	$ 178	221
Loans at 10.15% to 11%
Disclosure of detailed information about borrowings [line items]
Utilized	$ 0	59
Loans at 10.15% to 11% | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	11.00%
Loans at 10.15% to 11% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	10.15%
Loans at 4.25%
Disclosure of detailed information about borrowings [line items]
Utilized	$ 81	110
Loans at 4.25% | Average bank deposit rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.25%
Loan at 7.00% to 12.00%
Disclosure of detailed information about borrowings [line items]
Utilized	$ 46	0
Loan at 7.00% to 12.00% | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	12.00%
Loan at 7.00% to 12.00% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.00%
Loan at 17.75% to 18.50%
Disclosure of detailed information about borrowings [line items]
Utilized	$ 22	0
Loan at 17.75% to 18.50% | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	18.50%
Loan at 17.75% to 18.50% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	17.75%
Loan at 20 Percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	20.00%
Utilized	$ 12	0
Other bank loans and bonds
Disclosure of detailed information about borrowings [line items]
Utilized	$ 187	$ 92